Financial Instruments (Detail 3) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Financial Instruments
Derivative, Collateral, Obligation to Return Cash	$ 9	$ 407
Financial Collateral		29
Derivatives, Fair Value
Total derivatives, gross notional amount	23,162	44,204
Derivative asset, fair value	258	535
Derivative liability, fair value	304	330
Collateralized arrangements in net liability position	138	62
Other Comprehensive Income (Loss), Net of Tax	(421)	(2,103)	$ 1,781
Other Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	210
Other Non-Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset		110
Other Accrued Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	202	180
Other Non-Current Liabilities
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	48
Derivative Liability, Fair Value Gross Liability	$ 102	150
Other derivatives
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset		425
Cash flow hedges
Derivatives, Fair Value
Maturity period of foreign currency cash flow hedges	12 months
Cash flow hedges | Minimum
Derivatives, Fair Value
Duration of lease term for which lease-related forward contracts and intercompany lease loan forward contracts can be extended	2 years
Cash flow hedges | Maximum
Derivatives, Fair Value
Duration of lease term for which lease-related forward contracts and intercompany lease loan forward contracts can be extended	5 years
Derivatives designated as hedging instruments
Derivatives, Fair Value
Total derivatives, gross notional amount		23,558
Derivatives designated as hedging instruments | Other Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	$ 172	347
Derivatives designated as hedging instruments | Other Non-Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	47	110
Derivatives designated as hedging instruments | Other Accrued Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	165	106
Derivatives designated as hedging instruments | Other Non-Current Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	79	143
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value
Total derivatives, gross notional amount	14,034
Derivatives designated as hedging instruments | Fair value hedges | Interest rate contracts
Derivatives, Fair Value
Total derivatives, gross notional amount	3,175	10,800
Derivatives designated as hedging instruments | Fair value hedges | Interest rate contracts | Other Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	1	3
Derivatives designated as hedging instruments | Fair value hedges | Interest rate contracts | Other Non-Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	37	102
Derivatives designated as hedging instruments | Fair value hedges | Interest rate contracts | Other Non-Current Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability		55
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency contracts
Derivatives, Fair Value
Total derivatives, gross notional amount	10,859	12,758
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency contracts | Other Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	171	344
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency contracts | Other Non-Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	10	8
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency contracts | Other Accrued Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	165	106
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency contracts | Other Non-Current Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	79	88
Derivatives not designated as hedging instruments
Derivatives, Fair Value
Total derivatives, gross notional amount	9,128	20,646
Derivatives not designated as hedging instruments | Other Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	38	78
Derivatives not designated as hedging instruments | Other Non-Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	1
Derivatives not designated as hedging instruments | Other Accrued Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	37	74
Derivatives not designated as hedging instruments | Other Non-Current Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	23	7
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value
Total derivatives, gross notional amount	8,955	20,405
Derivatives not designated as hedging instruments | Foreign currency contracts | Other Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	33	74
Derivatives not designated as hedging instruments | Foreign currency contracts | Other Non-Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	1
Derivatives not designated as hedging instruments | Foreign currency contracts | Other Accrued Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	37	74
Derivatives not designated as hedging instruments | Foreign currency contracts | Other Non-Current Liabilities
Derivatives, Fair Value
Derivative Liability, Fair Value Gross Liability	23	7
Derivatives not designated as hedging instruments | Other derivatives
Derivatives, Fair Value
Total derivatives, gross notional amount	173	241
Derivatives not designated as hedging instruments | Other derivatives | Other Current Assets
Derivatives, Fair Value
Derivative Asset, Fair Value Gross Asset	$ 5	$ 4